UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08243

Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.)
35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period: May 31, 2014

Item 1. Schedule of Investments.

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments
May 31, 2014 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	12,731,358
TOTAL NET ASSETS - 100.0%	$12,731,358

Percentages are stated as a percent of net assets.
(a) $3,250,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2014 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Russell 2000® Index	22,445	$26,206,467	0.252%	9/8/2015	$(678,903)

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments
May 31, 2014 (Unaudited)

			Value
	No reportable investments.

	Total Investments (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		22,295,775
	TOTAL NET ASSETS - 100.0%		$22,295,775

Percentages are stated as a percent of net assets.
(a) $6,390,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
May 31, 2014 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Russell 2000® Index	39,314	$43,115,918	(0.852%)	10/9/2015	$(1,527,697)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Schedule of Investments
May 31, 2014 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		20,133,117
	TOTAL NET ASSETS - 100.0%		$20,133,117

Percentages are stated as a percent of net assets.
(a) $5,820,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2014 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares Barclays 7-10 Year Treasury Bond Fund	287,280	$39,714,552	0.102%	6/15/2015	$617,837

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Schedule of Investments
May 31, 2014 (Unaudited)

			Value
	No reportable investments.

	Total Investments (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0% (a)		10,077,841
	TOTAL NET ASSETS - 100.0%		$10,077,841

Percentages are stated as a percent of net assets.
(a) $3,500,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
May 31, 2014 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares Barclays 7-10 Year Treasury Bond Fund	193,867	$19,769,288	(0.602)%	7/21/2014	$(452,487)

Direxion Dynamic HY Bond Fund
Schedule of Investments
May 31, 2014 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 69.6%
123,838	iShares iBoxx $ High Yield Corporate Bond ETF		$11,770,802
282,815	SPDR Barclays Capital High Yield Bond ETF		11,745,307
	TOTAL INVESTMENT COMPANIES (Cost $23,214,916)		$23,516,109

	TOTAL INVESTMENTS (Cost $23,214,916) - 69.6%		$23,516,109
	Other Assets in Excess of Liabilities - 30.4% (a)		10,277,613
	TOTAL NET ASSETS - 100.0%		$33,793,722

Percentages are stated as a percent of net assets.
(a) $3,340,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2014 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares iBoxx $ High Yield Corporate Bond ETF	88,394	$8,327,668	0.052%	3/10/2015	$119,295
Credit Suisse International	SPDR Barclays Capital High Yield Bond ETF	202,027	8,325,200	0.052%	3/10/2015	112,296
			$16,652,868			$231,591

Direxion Monthly Commodity Bull 2X Fund+
Schedule of Investments
May 31, 2014 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		10,229,584
	TOTAL NET ASSETS - 100.0%		$10,229,584

Percentages are stated as a percent of net assets.
(a) $5,040,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2014 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	16,709	$16,347,931	(0.476%)	5/20/2015	$207,203
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	2,173	2,139,472	(0.477%)	6/17/2015	10,939
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	73	71,479	(0.479%)	7/15/2015	682
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	1,620	1,588,028	(0.478%)	7/15/2015	13,386
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	143	141,361	(0.477%)	7/15/2015	(32)
			$20,288,271			$232,178

+Effective July 7, 2014, the new name of this fund is Direxion Monthly Natural Resources Bull 2X Fund and the new target index is S&P North American Natural
Resources Sector Index.

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments
May 31, 2014 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		5,655,381
	TOTAL NET ASSETS - 100.0%		$5,655,381

Percentages are stated as a percent of net assets.
(a) $2,730,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2014 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	243,728	$10,424,277	(1.001%)	6/17/2015	$(57,438)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	22,148	950,559	(1.001%)	7/15/2015	(8,191)
			$11,374,836			$(65,629)

Direxion Monthly China Bull 2X Fund
Schedule of Investments
May 31, 2014 (Unaudited)

			Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		3,750,281
	TOTAL NET ASSETS - 100.0%		$3,750,281

Percentages are stated as a percent of net assets.
(a) $1,570,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2014 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares China Large-Cap ETF	203,552	$7,500,891	0.352%	11/13/2015	$-

U.S. Government Money Market Fund
Schedule of Investments
May 31, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 107.5%
Money Market Funds - 107.5%
9,666,135	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	$9,666,135
	TOTAL SHORT TERM INVESTMENTS (Cost $9,666,135)	$9,666,135

	TOTAL INVESTMENTS (Cost $9,666,135) - 107.5%	$9,666,135
	Liabilities in Excess of Other Assets - (7.5%)	(671,335)
	TOTAL NET ASSETS - 100.0%	$8,994,800

Percentages are stated as a percent of net assets.
The Fund's seven-day yield as of May 31, 2014 is 0.02%.

(a) Represents annualized seven-day yield at May 31, 2014.

Direxion Monthly S&P 500® Bull 2X Fund
Schedule of Investments
May 31, 2014 (Unaudited)

			Value
	No reportable investments.

	Total Investments (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0% (a)		54,336,288
	TOTAL NET ASSETS - 100.0%		$54,336,288

Percentages are stated as a percent of net assets.
(a) $10,380,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2014 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P 500® Index	56,500	$108,487,098	(0.199%)	11/13/2015	$193,900

Direxion Monthly S&P 500® Bear 2X Fund
Schedule of Investments
May 31, 2014 (Unaudited)

			Value
	No reportable investments.

	Total Investments (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0% (a)		10,213,573
	TOTAL NET ASSETS - 100.0%		$10,213,573

Percentages are stated as a percent of net assets.
(a) $2,480,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
May 31, 2014 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P 500® Index	10,620	$19,877,334	(0.052%)	8/4/2015	$(583,076)

Direxion Monthly NASDAQ-100® Bull 2X Fund
Schedule of Investments
May 31, 2014 (Unaudited)

No reportable investments.

			Value

Total Investments (Cost $0) - 0.0%			$-
Other Assets in Excess of Liabilities - 100.0% (a)			169,855,095
TOTAL NET ASSETS - 100.0%			$169,855,095

Percentages are stated as a percent of net assets.
(a) $32,440,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2014 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	NASDAQ-100® Index	90,921	$337,089,994	(0.299%)	8/27/2015	$2,881,523

Direxion Monthly Latin America Bull 2X Fund
Schedule of Investments
May 31, 2014 (Unaudited)

			Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%			$-
Other Assets in Excess of Liabilities - 100.0% (a)			12,610,305
TOTAL NET ASSETS - 100.0%			$12,610,305

Percentages are stated as a percent of net assets.
(a) $6,784,150 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2014 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	673,954	$26,533,586	(1.100%)	11/18/2015	$(1,321,451)

VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of May 31, 2014:

Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(678,903)	$-	$(678,903)

Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(1,527,697)	$-	$(1,527,697)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$617,837	$-	$617,837

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(452,487)	$-	$(452,487)

Direxion Dynamic HY Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$23,516,109	$-	$-	$23,516,109
Other Financial Instruments*	$-	$231,591	$-	$231,591

Direxion Monthly Commodity Bull 2X Fund+
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$232,178	$-	$232,178

Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(65,629)	$-	$(65,629)

Direxion Monthly China Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$-	$-	$-

U.S. Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$9,666,135	$-	$-	$9,666,135

Direxion Monthly S&P 500® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$193,900	$-	$193,900

Direxion Monthly S&P 500® Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(583,076)	$-	$(583,076)

Direxion Monthly NASDAQ-100® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$2,881,523	$-	$2,881,523

Direxion Monthly Latin America Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(1,321,451)	$-	$(1,321,451)

For further information regarding each asset class, see the Schedule of Investments.

* Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
+ Effective July 7, 2014 the new name of this fund is Direxion Monthly Natural Resources Bull 2X Fund.

The cost basis of investments for federal income tax purposes at May 31, 2014 was as follows*:

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Direxion Dynamic HY Bond Fund	Direxion Monthly Commodity Bull 2X Fund+
Cost of investments	$0	$23,563,009	$0
Gross unrealized appreciation	$0	$301,193	$0
Gross unrealized depreciation	$(0)	$(348,093)	$(0)
Net unrealized appreciation/(depreciation)	$0	$(46,900)	$0

	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly China Bull 2X Fund	U.S. Government Money Market Fund
Cost of investments	$0	$0	$9,666,135
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

Direxion Monthly Latin America Bull 2X Fund
Cost of investments	$0
Gross unrealized appreciation	$0
Gross unrealized depreciation	$(0)
Net unrealized appreciation/(depreciation)	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.
+Effective July 7, 2014, the new name of this fund is Direxion Monthly Natural Resources Bull 2X Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Operating Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Funds

By (Signature and Title)    /s/ Eric W. Falkeis
                                                    Eric W. Falkeis, Chief Operating Officer

Date     July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Eric W. Falkeis
                                                    Eric W. Falkeis, Chief Operating Officer

Date     July 25, 2014

By (Signature and Title)*  /s/  Patrick J. Rudnick
                                                                     Patrick J. Rudrick, Principal Financial Officer, Treasurer

Date     July 24, 2014